[USAA                        USAA INVESTMENT TRUST
EAGLE                    SUPPLEMENT DATED JULY 6, 2004
LOGO (R)]                            TO THE
                            INTERNATIONAL FUND'S AND
                              WORLD GROWTH FUND'S
                       PROSPECTUSES DATED OCTOBER 1, 2003
                                    AND THE
                          CORNERSTONE STRATEGY FUND'S
                        PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED OCTOBER 13, 2003

EFFECTIVE IMMEDIATELY ELIZABETH A. PALMER CO-MANAGES THE INTERNATIONAL FUND AND THE INTERNATIONAL STOCKS INVESTMENT CATEGORY OF THE CORNERSTONE STRATEGY FUND WITH DAVID R. MANNHEIM AND MARCUS L. SMITH. SHE WILL ALSO CO-MANAGE THE WORLD GROWTH FUND WITH MR. MANNHEIM.

PAGE 15 OF THE INTERNATIONAL FUND'S PROSPECTUS IS AMENDED TO ADD THE FOLLOWING LANGUAGE.

Elizabeth A. Palmer, vice president, Global Equity Research, has co-managed the Fund since July 1, 2004. Ms. Palmer has been employed in the investment management area of MFS since January 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van Otterloo & Co. LLC from 1999 to 2001. She earned a bachelor's degree from Mount Holyoke College and an MBA from Columbia Business School.

PAGE 27 OF THE CORNERSTONE STRATEGY FUND'S PROSPECTUS IS AMENDED TO ADD THE FOLLOWING LANGUAGE.

Elizabeth A. Palmer, vice president, Global Equity Research, has co-managed the international stocks investment category of the Fund since July 1, 2004. Ms. Palmer has been employed in the investment management area of MFS since January 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van Otterloo & Co. LLC from 1999 to 2001. She earned a bachelor's degree from Mount Holyoke College and an MBA from Columbia Business School.

PAGE 14 OF THE WORLD GROWTH FUND'S PROSPECTUS IS AMENDED TO ADD THE FOLLOWING LANGUAGE.

Elizabeth A. Palmer, vice president, Global Equity Research, has co-managed the Fund since July 1, 2004. Ms. Palmer has been employed in the investment management area of MFS since January 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van Otterloo & Co. LLC from 1999 to 2001. She earned a bachelor's degree from Mount Holyoke College and an MBA from Columbia Business School.


                                                                      47587-0704